UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08558
Investment Company Act File Number
Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
November 30, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of November 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.3%

Security	Shares	Value
Auto Components — 1.0%
Dana Holding Corp.(1)(2)	129,600	$1,958,256

		$1,958,256

Automobiles — 1.8%
Ford Motor Co.(1)(2)	214,000	$3,411,160

		$3,411,160

Beverages — 1.9%
Anheuser-Busch InBev NV ADR	65,600	$3,604,064

		$3,604,064

Building Products — 1.1%
Armstrong World Industries, Inc.(1)(2)	41,950	$2,033,317

		$2,033,317

Capital Markets — 2.3%
Lazard, Ltd., Class A	53,600	$1,919,416
State Street Corp.	57,400	2,479,680

		$4,399,096

Chemicals — 4.1%
Albemarle Corp.	33,100	$1,790,379
Celanese Corp., Class A	78,050	2,887,850
Mosaic Co. (The)	47,800	3,232,714

		$7,910,943

Commercial Banks — 0.7%
CIT Group, Inc.(1)	33,600	$1,325,856

		$1,325,856

Commercial Services & Supplies — 2.4%
Copart, Inc.(1)(2)	88,440	$3,137,851
Waste Connections, Inc.(2)	57,000	1,482,000

		$4,619,851

Communications Equipment — 6.4%
Acme Packet, Inc.(1)(2)	64,300	$3,149,414
Brocade Communications Systems, Inc.(1)(2)	406,779	2,025,760
QUALCOMM, Inc.	63,900	2,986,686
Research In Motion, Ltd.(1)	65,945	4,078,698

		$12,240,558

Computers & Peripherals — 8.4%
Apple, Inc.(1)	35,600	$11,076,940
EMC Corp.(1)(2)	229,100	4,923,359

		$16,000,299

Diversified Consumer Services — 1.3%
Coinstar, Inc.(1)	37,700	$2,429,388

		$2,429,388

Diversified Financial Services — 1.2%
CME Group, Inc.	8,000	$2,304,480

		$2,304,480

Energy Equipment & Services — 6.6%
Halliburton Co.	108,900	$4,120,776
Hornbeck Offshore Services, Inc.(1)(2)	165,300	3,644,865

Security	Shares	Value
Patterson-UTI Energy, Inc.(2)	168,000	$3,316,320
Rowan Cos., Inc.(1)(2)	53,700	1,619,055

		$12,701,016

Food Products — 2.8%
Flowers Foods, Inc.(2)	100,500	$2,633,100
Green Mountain Coffee Roasters, Inc.(1)(2)	71,300	2,643,804

		$5,276,904

Health Care Equipment & Supplies — 1.4%
Masimo Corp.(2)	87,068	$2,686,918

		$2,686,918

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	74,900	$2,310,665
Express Scripts, Inc.(1)(2)	37,600	1,958,584
Lincare Holdings, Inc.(2)	96,199	2,477,124

		$6,746,373

Hotels, Restaurants & Leisure — 1.2%
Yum! Brands, Inc.	45,200	$2,263,616

		$2,263,616

Household Durables — 1.4%
Tempur-Pedic International, Inc.(1)(2)	75,023	$2,634,058

		$2,634,058

Household Products — 1.1%
Henkel AG & Co. KGaA	40,900	$2,069,687

		$2,069,687

Industrial Conglomerates — 0.8%
3M Co.	17,700	$1,486,446

		$1,486,446

Internet & Catalog Retail — 2.5%
Amazon.com, Inc.(1)(2)	13,700	$2,402,980
Priceline.com, Inc.(1)(2)	6,100	2,403,705

		$4,806,685

Internet Software & Services — 5.2%
Google, Inc., Class A(1)	7,500	$4,167,825
Rackspace Hosting, Inc.(1)(2)	128,800	3,757,096
VeriSign, Inc.(1)(2)	57,200	1,962,532

		$9,887,453

IT Services — 2.7%
MasterCard, Inc., Class A	21,930	$5,198,068

		$5,198,068

Machinery — 1.5%
Parker Hannifin Corp.	34,800	$2,792,004

		$2,792,004

Media — 2.0%
DIRECTV, Class A(1)(2)	55,085	$2,287,680
IMAX Corp.(1)	53,700	1,461,177

		$3,748,857

Metals & Mining — 2.3%
Barrick Gold Corp.	44,700	$2,308,755
Schnitzer Steel Industries, Inc., Class A(2)	35,500	2,026,695

		$4,335,450

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.7%
Forest Oil Corp.(1)(2)	85,600	$2,929,232
Hess Corp.	47,500	3,327,375
James River Coal Co.(1)(2)	136,200	2,710,380
NAL Oil & Gas Trust	154,500	1,809,059
Rosetta Resources, Inc.(1)(2)	59,245	2,122,156

		$12,898,202

Pharmaceuticals — 3.6%
Medicis Pharmaceutical Corp., Class A	145,900	$3,844,465
Teva Pharmaceutical Industries, Ltd. ADR	62,000	3,102,480

		$6,946,945

Road & Rail — 1.1%
Kansas City Southern(1)(2)	42,846	$2,028,330

		$2,028,330

Semiconductors & Semiconductor Equipment — 6.7%
Atheros Communications, Inc.(1)(2)	129,611	$4,220,134
Cirrus Logic, Inc.(1)(2)	134,500	2,053,815
Cree, Inc.(1)(2)	37,000	2,411,660
Cypress Semiconductor Corp.(1)(2)	257,600	4,036,592

		$12,722,201

Software — 3.4%
Activision Blizzard, Inc.(2)	130,900	$1,536,766
Oracle Corp.	181,100	4,896,944

		$6,433,710

Specialty Retail — 1.0%
Advance Auto Parts, Inc.	14,959	$987,144
Urban Outfitters, Inc.(1)	25,200	952,308

		$1,939,452

Textiles, Apparel & Luxury Goods — 3.2%
NIKE, Inc., Class B(2)	43,600	$3,755,268
Warnaco Group, Inc. (The)(1)(2)	42,800	2,304,780

		$6,060,048

Trading Companies & Distributors — 1.7%
WESCO International, Inc.(1)(2)	69,020	$3,293,634

		$3,293,634

Wireless Telecommunication Services — 1.3%
Crown Castle International Corp.(1)(2)	61,400	$2,550,556

		$2,550,556

Total Common Stocks (identified cost $159,464,747)		$183,743,881

Investment Funds — 3.2%

Security	Shares	Value
Capital Markets — 3.2%
Industrial Select Sector SPDR Fund (The)(2)	91,700	$2,990,337
iShares Russell Midcap Growth Index Fund(2)	58,308	3,118,895

Total Investment Funds (identified cost $5,724,554)		$6,109,232

Short-Term Investments — 29.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 0.22%(3)(4)	$55,111	$55,110,554
Eaton Vance Cash Reserves Fund, LLC, 0.22%(3)	726	726,016

Total Short-Term Investments (identified cost $55,836,570)		$55,836,570

Total Investments — 128.8% (identified cost $221,025,871)		$245,689,683

Other Assets, Less Liabilities — (28.8)%		$(54,912,268)

Net Assets — 100.0%		$190,777,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2010.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2010. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC, for the fiscal year to date ended November 30, 2010 were $25,366 and $2,997, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2010. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2010, the Portfolio loaned securities having a market value of $53,481,576 and received $55,110,554 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at November 30, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,821,244

Gross unrealized appreciation	$26,006,168
Gross unrealized depreciation	(2,137,729)

Net unrealized appreciation	$23,868,439

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$29,251,520	$—		$—	$29,251,520
Consumer Staples	8,880,968	2,069,687		—	10,950,655
Energy	25,599,218	—		—	25,599,218
Financials	8,029,432	—		—	8,029,432
Health Care	16,380,236	—		—	16,380,236
Industrials	16,253,582	—		—	16,253,582
Information Technology	62,482,289	—		—	62,482,289
Materials	12,246,393	—		—	12,246,393
Telecommunication Services	2,550,556	—		—	2,550,556

Total Common Stocks	$181,674,194	$2,069,687	*	$—	$183,743,881

Investment Funds	$6,109,232	$—		$—	$6,109,232
Short-Term Investments	—	55,836,570		—	55,836,570

Total Investments	$187,783,426	$57,906,257		$—	$245,689,683

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2010 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization
In connection with the merger of Eaton Vance Multi-Cap Growth Fund by Eaton Vance Global Growth Fund as of the close of business on November 5, 2010, the Multi-Cap Growth Portfolio acquired cash and securities having a cost of $50,649,129 and market value of $53,141,074, representing Eaton Vance Global Growth Fund’s pro rata share of cash and securities in the Global Growth Portfolio in which it invested.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson Duncan W. Richardson
President

Date:	January 24, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 24, 2011